Accounts Receivable, Net	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Accounts Receivable, Net/Other Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4. ACCOUNTS RECEIVABLE, NET

The Company’s net accounts receivable is as follows:

	December 31,	June 30,
	2017	2017

Trade accounts receivable	$5,012,347	$2,754,962
Less: allowances for doubtful accounts	(763,984)	(185,821)
Accounts receivables, net	$4,248,363	$2,569,141

Movement of allowance for doubtful accounts is as follows:

	Six months ended December 31, 2017	Year ended June 30, 2017

Beginning balance	$185,821	$207,028
Provision for doubtful accounts	598,403	-
Less: write-off/recovery	(24,638)	(18,912)
Exchange rate effect	4,398	(2,295)
Ending balance	$763,984	$185,821

Note 4. ACCOUNTS RECEIVABLE, NET

The Company’s net accounts receivable is as follows:

	June 30,	June 30,
	2017	2016
Trade accounts receivable	$2,754,962	$2,540,052
Less: allowances for doubtful accounts	(185,821)	(207,028)
Accounts receivables, net	$2,569,141	$2,333,024

For the year ended June 30, 2017, recovery of doubtful accounts receivable was $18,912. For the year ended June 30, 2016, $132,915 was charged to allowance for doubtful accounts.